6. Related Party Transactions	9 Months Ended	12 Months Ended
	Feb. 28, 2017	May 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

As of February 28, 2017 and May 31, 2016, the balance of the amounts due to the director was $9,609 and $11,318, respectively. The amounts loaned to and from the director are unsecured, non-interest bearing, and due on demand. The Company’s officer has provided office services without charge. Such costs are immaterial to the financial statements and accordingly are not reflected herein.

As of May 31, 2016 and May 31, 2015, the balance of the amounts due to the director was $11,318 and $13,320, respectively. The amounts loaned to and from the director are unsecured, non-interest bearing, and due on demand. The Company’s officer has provided office services without charge. Such costs are immaterial to the financial statements and accordingly are not reflected herein.